Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	WORTHINGTON ENTERPRISES, INC.
Entity Incorporation State Country Code	OH
Entity File Number	001-08399
Entity Tax Identification Number	31-1189815
Entity Address Address Line 1	200 West Old Wilson Bridge Road
Entity Address City Or Town	Columbus
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43085
City Area Code	614
Local Phone Number	438-3210
Entity Information Former Legal Or Registered Name	Worthington Industries, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	WOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--05-31
Amendment Flag	false
Entity Central Index Key	0000108516